Cover	Dec. 24, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 24, 2024
Entity File Number	001-39785
Entity Registrant Name	LIFEMD, INC.
Entity Central Index Key	0000948320
Entity Tax Identification Number	76-0238453
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Third Avenue
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(866)
Local Phone Number	351-5907
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value
Title of 12(b) Security	Common Stock, par value
Trading Symbol	LFMD
Security Exchange Name	NASDAQ
Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Title of 12(b) Security	Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	LFMDP
Security Exchange Name	NASDAQ